Property and Equipment and FCC Authorizations (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2012	Dec. 31, 2013
Property and Equipment
Total property and equipment	$ 5,955,588,000	$ 5,072,656,000		$ 6,072,434,000
Accumulated depreciation	(2,948,204,000)	(2,591,343,000)		(3,093,111,000)
Property and equipment, net	3,007,384,000	2,481,313,000		2,979,323,000
Decrease in accumulated depreciation of property and equipment		1,073,000,000		633,000,000
Minimum
Property and Equipment
Useful life of property and equipment				1 year
Maximum
Property and Equipment
Useful life of property and equipment				40 years
Equipment leased to customers
Property and Equipment
Total property and equipment	3,424,911,000	3,526,090,000		3,496,994,000
Equipment leased to customers | Minimum
Property and Equipment
Useful life of property and equipment		2 years		2 years
Equipment leased to customers | Maximum
Property and Equipment
Useful life of property and equipment		5 years		5 years
EchoStar I
Property and Equipment
Total property and equipment	201,607,000			201,607,000
Useful life of property and equipment		12 years		12 years
EchoStar VII
Property and Equipment
Total property and equipment	177,000,000			177,000,000
Useful life of property and equipment	15 years	15 years	12 years	15 years
EchoStar X
Property and Equipment
Total property and equipment	177,192,000			177,192,000
Useful life of property and equipment	15 years	15 years	12 years	15 years
EchoStar XI
Property and Equipment
Total property and equipment	200,198,000			200,198,000
Useful life of property and equipment	15 years	15 years	12 years	15 years
EchoStar XIV
Property and Equipment
Total property and equipment	316,541,000			316,541,000
Useful life of property and equipment		15 years		15 years
EchoStar XV
Property and Equipment
Total property and equipment	277,658,000	277,658,000		277,658,000
Useful life of property and equipment		15 years		15 years
Satellites acquired under capital lease agreements
Property and Equipment
Total property and equipment	499,819,000	499,819,000		499,819,000
Satellites acquired under capital lease agreements | Minimum
Property and Equipment
Useful life of property and equipment		10 years		10 years
Satellites acquired under capital lease agreements | Maximum
Property and Equipment
Useful life of property and equipment		15 years		15 years
Furniture, fixtures, equipment and other
Property and Equipment
Total property and equipment	580,588,000	661,321,000		600,439,000
Furniture, fixtures, equipment and other | Minimum
Property and Equipment
Useful life of property and equipment		1 year		1 year
Furniture, fixtures, equipment and other | Maximum
Property and Equipment
Useful life of property and equipment		10 years		10 years
Buildings and improvements
Property and Equipment
Total property and equipment	74,398,000	83,258,000		80,439,000
Buildings and improvements | Minimum
Property and Equipment
Useful life of property and equipment		1 year		1 year
Buildings and improvements | Maximum
Property and Equipment
Useful life of property and equipment		40 years		40 years
Land
Property and Equipment
Total property and equipment	5,207,000	5,504,000		5,504,000
Construction in progress
Property and Equipment
Total property and equipment	$ 20,469,000	$ 19,006,000		$ 39,043,000